Earnings per share (Details) - shares shares in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Earnings per share
Issued common shares	90,515,140	90,279,794	90,515,140	85,545,875
Effect of shares issued	750,000	140,139	750,000	2,689,564
Weighted average number of common shares outstanding basic	91,265,140	90,419,933	91,265,140	88,235,439
Weighted average number of shares outstanding - diluted	91,265,140	105,439,009	91,265,140	88,235,439